Restricted Cash	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Restricted Cash
RESTRICTED CASH

Restricted cash consists of funds that are contractually restricted as to usage or withdrawal and have been presented separately from cash and cash equivalents on our Balance Sheets. As of December 31, 2016 and 2015, restricted cash consisted of the following (in thousands):

	December 31,
	2016	2015
Current restricted cash
Liquefaction Project	$357,953	$189,260